Accounts And Notes Receivable, Net (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Receivables [Abstract]
Receivables from franchisees	$ 38,330	$ 52,475
Debit and credit card receivables	38,826	39,098
Meal voucher receivables	12,962	14,375
Notes receivable	2,258	9,846
Allowance for doubtful accounts	(9,373)	(5,098)
Accounts and notes receivable, Net	$ 83,003	$ 110,696